Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities

	December 31, 2018	December 31, 2017
	(in thousands)
Personnel related liabilities	$171,866	$168,964
Facility related liabilities	14,012	13,061
General trade and overhead liabilities*	118,845	41,789
Other liabilities	4,289	4,628
Short term government grants (note 11)	42	35
Restructuring (note 14)	8,089	5,026
	$317,143	$233,503

*includes amounts due to third parties in respect of reimbursable expenses of $85.6 million at December 31, 2018.